Related Party Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Transactions and outstanding balances of related parties

Transactions with and outstanding balances with related parties were as follows:

Transactions during the period

	June 30, 2024	June 30, 2023
Share Capital Issued at nominal value
Igor Lychagov (number of Ordinary shares issued in 2023 - 163,265)	—	20
Loans repaid
DBLP Sea Cow Ltd.	—	250,000
Loans taken
Steve Perry	—	125,000
Igor Lychagov	—	4,000,000
Convertible promissory notes
DBLP Sea Cow Limited	1,250,000	—
Arthur Yao	93,750	—
Adam Wagner	31,250	—
John Wagner	19,844	—
Stephen Perry	63,500	—
Sauvik Banerjee	27,413	—
Anthony Sharp	79,250	—
Reimbursement of expenses
Dan Wagner	50,000	79,180
Managerial remuneration
Key Management Personnel
Dan Wagner	151,799	147,702
Salman Ahmad	113,849	110,776
Richard Burchill	139,149	135,393
Sauvik Banerjjee	195,075	115,682
Share-based compensation
DBLP Sea Cow Ltd	1,250,000
Richard Burchill	673,282	673,282
Sauvik Banerjjee	345,896	345,896
Peter Vesco	100,000	—
Arthur Yao	100,000	—
Consulting fees
DBLP Sea Cow	150,000	150,000
Peter Vesco	189,749	184,627
Arthur Yao	150,000	150,000
Director remuneration
Anthony Sharp	184,627	200,129
Sir David Wright	46,157	49,212
Steve Perry	46,157	49,212
Derek Smith	46,157	49,212
Business development expenses
Rezolve China (2)	—	570,917

(1)
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
The Company has expensed all cash transferred to its subsidiary Rezolve China. Please refer to the basis of presentation discussed in note 2.1.

Transactions and outstanding balances of related parties were as follows:

Transactions during the year

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Share Capital Issued at nominal value
DBLP Sea Cow (2) (number of ordinary shares issued in 2–23 – Nil and 2–22 – 27,246,461)	$—	$3,225
Loans Repaid
DBLP Sea Cow (2)	250,000	—
Convertible Loans taken
Steve Perry	132,269	—
Loans Taken
Dan Wagner	191,405	—
Igor Lychagov	5,587,343	—
Managerial remuneration
Key Management Personnel
Dan Wagner	296,067	298,654
Salman Ahmad	222,535	207,395
Richard Burchill	271,395	273,761
Sauvik Banerjee	393,440	188,972
	1,183,437	968,782
Sales and marketing	393,440	188,972
General and Administrative	789,997	779,810
	1,183,437	968,782
Share-based compensation
DBLP Sea Cow (2)	756,944	33,374,018
Richard Burchill	1,326,703	—
Steve Perry	—	2,449,787
Peter Vesco	60,556	—
Arthur Yao (1)	60,556	—
Sauvik Banerjee	842,746	—
Derek Smith	—	3,677,896
	3,047,505	39,501,701
Sales and marketing	963,858	—
General and Administrative	2,083,647	39,501,701
	3,047,505	39,501,701

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Consulting fees
DBLP Sea Cow (2)	300,000	300,000
Peter Vesco	414,926	380,805
Arthur Yao (1)	300,000	300,000
	1,014,926	980,805
Sales and marketing	714,926	680,805
General and Administrative	300,000	300,000
	1,014,926	980,805
Director remuneration
Sir David Wright	92,521	87,107
Anthony Sharp	380,084	376,428
Steve Perry	92,521	93,329
Derek Smith	92,521	93,329
	657,647	650,193
Sales and marketing	—	—
General and Administrative	657,647	650,193
	657,647	650,193
Management remuneration
Sales and marketing	2,072,224	869,777
General and Administrative	3,831,291	41,231,704
	5,903,515	42,101,481
Business development expenses
Rezolve China (3)	777,161	7,136,168

(2)
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
(3)
The Company has expensed all cash transferred to its subsidiary Rezolve China. Please refer to the basis of presentation discussed in note 2.1.

Summary of Outstanding balances as at reporting date

Outstanding balances as at reporting date

	June 30, 2024 $	December 31, 2023 $
Unsecured Loans payable
DBLP Sea Cow	447,067	447,067
Trade and other payables
DBLP Sea Cow	450,000	350,000
Dan Wagner	334,725	147,485
Arthur Yao	151,105	61,495
Peter Vesco	30,407	31,248
Sauvik Banerjjee	—	58,320
Anthony Sharp	126,223	127,325
Steve Perry	—	1,133
Share Subscription Receivables
Dan Wagner	111,845	111,845
DBLP Sea Cow	7,999	7,999
Convertible debt
Steve Perry (note 5.2)	136,943	125,000
Igor Lychagov (note 5.3)	6,028,177	5,587,343
Convertible promissory notes
DBLP Sea Cow Limited	1,260,417	—
Arthur Yao	94,531	—
Adam Wagner	31,510	—
John Wagner	20,009	—
Stephen Perry	64,029	—
Sauvik Banerjee	27,641	—
Anthony Sharp	79,910	—

Outstanding balances as at reporting date

	December 31, 2023	December 31, 2022
	$ (as restated)	$ (as restated)
Short term debt to related party
DBLP Sea Cow (2)	447,067	697,067
Dan Wagner	191,405	—
Igor Lychagov	5,587,343	—
	6,225,815	697,067

	December 31, 2023	December 31, 2022
	$ (as restated)	$ (as restated)
Due to related party
DBLP Sea Cow (2)	350,000	225,000
Dan Wagner	147,605	172,476
Richard Burchill	—	535
Arthur Yao	61,945	51,414
Peter Vesco	31,248	42,906
Steve Perry	1,133	—
Sauvik Banerjjee	58,320	—
Anthony Sharp	127,325	129,460
	777,576	621,791
Short term convertible debt
Steve Perry	132,269	—
Share Subscription Receivables
Dan Wagner	111,845	111,845
DBLP Sea Cow (2)	7,999	7,999
	119,844	119,844

DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.